497a        2 – 99356

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS

Dated as of [•], 2009

Columbia Management
Prospectus [July [•], 2009]
Columbia Funds

Class Y Shares

Columbia Large Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Value Fund I

Columbia Strategic Investor Fund

Columbia International Stock Fund

Columbia Conservative High Yield Fund

Columbia Core Bond Fund

Columbia Bond Fund

Advised by Columbia Management Advisors, LLC

NOT FDIC INSURED	May Lose Value	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK ISSUED	No Bank Guarantee

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Funds and may be compensated or incented in connection with the sale Fund shares. The Funds may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

Prospectus Primer

This prospectus tells you about Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Small Cap Growth Fund I, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund and Columbia International Stock Fund, which are equity funds, and Columbia Conservative High Yield Fund, Columbia Core Bond Fund and Columbia Bond Fund, which are income funds (a Fund or the Funds). The Funds are part of the Columbia Funds family of mutual funds (Columbia Funds). The prospectus is designed to provide you with important information about the Funds in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of each Fund, including:

■   investment objective,

■  principal investment strategies and risks,

■  year-by-year performance information, and

■  fees and expenses.

This summary is followed by other important information for the Funds, including:

■  a description of the Funds’ additional investment strategies and policies,

■  a discussion of the Funds’ primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■  a description of the Funds’ Class Y shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Funds, including:

■  how to buy, sell and exchange shares of the Funds, and

■  how you will receive your investment proceeds.

The prospectus also includes:

■  information about how federal and certain other taxes may affect your investment,

■  highlights of the Funds’ financial information, and

■   hypothetical fee and expense data that show the costs associated with investing in the Funds.

We have included a number of features designed to facilitate your use of this prospectus, including:

■   “FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■   “FUNDimensions™” sections that are meant to give you a “snapshot” of the Funds’ main attributes, and

■   graphic icons which are defined in the guide below.

Icons Guide	For More Information

[*]     Investment Objective

[*]     Principal Investment Strategies

[*]     Principal Risks

[*]     Performance Information

[*]     Fees and Expenses

[*]     Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

You can contact Columbia Funds:

■  by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■  by telephone at 800.345.6611.

■  by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■   through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Funds in the Statement of Additional Information (SAI), which includes more detailed information about each Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginners’ Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

Columbia Management Group, LLC

The Funds are sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Funds’ investment advisor (the Advisor) and administrator (the Administrator). Columbia Management Distributors, Inc. is the Funds’ distributor (the Distributor). Columbia Management Services, Inc. is the Funds’ transfer agent (the Transfer Agent).

Each Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of each Fund and any other Columbia Fund carefully before investing.

Columbia Large Cap Growth Fund	[8]
Investment Objective	[8]
Principal Investment Strategies	[8]
Principal Risks	[10]
Performance Information	[12]
Fees and Expenses	[14]
Columbia Mid Cap Growth Fund	[17]
Investment Objective	[17]
Principal Investment Strategies	[17]
Principal Risks	[19]
Performance Information	[21]
Fees and Expenses	[23]
Columbia Small Cap Growth Fund I	[26]
Investment Objective	[26]
Principal Investment Strategies	[26]
Principal Risks	[29]
Performance Information	[31]
Fees and Expenses	[33]
Columbia Small Cap Value Fund I	[36]
Investment Objective	[36]
Principal Investment Strategies	[36]
Principal Risks	[38]
Performance Information	[40]
Fees and Expenses	[42]
Columbia Strategic Investor Fund	[45]

Investment Objective	[45]
Principal Investment Strategies	[45]
Principal Risks	[48]
Performance Information	[51]
Fees and Expenses	[53]
Columbia International Stock Fund	[56]

Investment Objective	[56]

Principal Investment Strategies	[56]

Principal Risks	[58]

Performance Information	[60]

Fees and Expenses	[62]

Columbia Conservative High Yield Fund	[65]

Investment Objective	[65]

Principal Investment Strategies	[65]

Principal Risks	[68]

Performance Information	[70]

Fees and Expenses	[72]

Columbia Core Bond Fund	[75]

Investment Objective	[75]

Principal Investment Strategies	[75]

Principal Risks	[78]

Performance Information	[81]

Fees and Expenses	[83]

Columbia Bond Fund	[86]

Investment Objective	[86]

Principal Investment Strategies	[86]

Principal Risks	[89]

Performance Information	[92]

Fees and Expenses	[94]

Additional Investment Strategies and Policies	[97]

Management of the Funds	[99]

Primary Service Providers	[99]

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest	[105]

Certain Legal Matters	[106]

About Class Y Shares	[107]

Description of the Share Class	[107]

Financial Intermediary Compensation	[110]

Buying, Selling and Exchanging Shares	[111]

Share Price Determination	[111]

Transaction Rules and Policies	[112]

Opening an Account and Placing Orders	[115]

Distributions and Taxes	[118]

Financial Highlights	[121]

Hypothetical Fees and Expenses	[122]

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Large Cap Growth Fund

FUNDimensionsTM
Columbia Large Cap Growth Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Large Growth
Benchmark:	Russell 1000 Growth Index
Ticker Symbol:	Class Y: [*]
Principal Risks:	Investment strategy risk Market risk Growth securities risk Foreign securities risk Derivatives risk Currency risk Convertible securities risk Industry sector risk Frequent trading risk

FUNDamentalsTM

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentalsTM

Equity Funds

Equity Funds Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk. Equity funds may be a suitable investment for you if you:

¡   have longer-term investment goals,

¡   maintain a diversified investment portfolio, and

¡   are not looking for a regular stream of income.

[*] Investment Objective

The Fund seeks long-term capital appreciation.

[*] Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $24 million and $421.8 billion as of December 31, 2008). The Fund invests primarily in common stocks of companies that the Advisor believes have the potential for long-term, above average earnings growth.

The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

¡	overall economic and market conditions.

¡

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

Columbia Large Cap Growth Fund

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentalsTM

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentalsTM

Convertible Securities

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock. Convertible securities typically:

¡   have higher income potential than the underlying common stock,

¡   are affected less by changes in the stock market than the underlying common stock, and

¡   have the potential to change in value if the value of the underlying common stock changes.

FUNDamentalsTM

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Columbia Large Cap Growth Fund

[*] Principal Risks

¡

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

¡

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

¡

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

¡

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The

Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

¡

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a

Columbia Large Cap Growth Fund

suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

¡

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

¡

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

¡

Industry Sector Risk – Securities of companies in different, but closely related, industries are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors.

¡

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia Large Cap Growth Fund

[*] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Y shares(a) has varied from year to year.

26.55%	-1.26%	-18.61%	-26.79%	22.55%	7.56%	5.30%	10.33%	15.51%	-40.50%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

(a)

Class Y shares have no operating history. The calendar year returns shown are the returns of Class Z shares of the Fund for the period from November 19, 2002 through December 31, 2008 and the returns of Trust Shares of Galaxy Equity Growth Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Trust Shares or Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

Best and Worst Quarterly Returns During this Period
Best:	4th quarter 1999:	17.87%
Worst:	4th quarter 2008:	-23.62%

FUNDamentalsTM

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

¡   management of fund holdings,

¡   market conditions,

¡   fund expenses, and

¡   flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia Large Cap Growth Fund

Average Annual Total Return as of December 31, 2008

The table below shows the Fund’s Class Y shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares.

The table compares the Fund’s returns for each period with those of the Russell 1000 Growth Index, which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year(a)	5 years(a)	10 years(a)

Class Y shares returns before taxes	-40.50%	-3.00%	-2.41%
Class Y shares returns after taxes on distributions	-40.54%	-3.33%	-2.97%
Class Y shares returns after taxes on distributions and sale of Fund shares	-26.28%	-2.45%	-1.99%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	-38.44%	-3.42%	-4.27%

(a)

Class Y shares have no operating history. The calendar year returns shown are the returns of Class Z shares of the Fund for the period from November 19, 2002 through December 31, 2008 and the returns of Trust Shares of Galaxy Equity Growth Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Trust Shares or Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

FUNDamentalsTM

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

Columbia Large Cap Growth Fund

[*] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Y shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentalsTM Fund Expenses

In general, there are two kinds of fund expenses:

¡   shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

¡    annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

¡   management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

¡   other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

Columbia Large Cap Growth Fund

Shareholder Fees (paid directly from your investment)

Class Y Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower	N/A
of the original purchase price or net asset value

Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)

Class Y Shares

Management fees(b) (c)	0.58%

Distribution and service (Rule 12b-1) fees	0.00%

Other expenses(d)	0.10%

Acquired fund fees and expenses(d) (e)	--

Total annual Fund operating expenses(e) (f)	0.68%

(a)	The expenses shown are based on the expenses of Class Z shares, adjusted to reflect changes in the level of the Fund’s net assets and to reflect the transfer agency fees allocable to Class Y shares.

(b)	Management fees include an investment advisory fee of 0.53% and an administration fee of 0.05%.

(c)

The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s daily net assets. The breakpoint schedule for the Fund is as follows: 0.70% for assets up to $200 million; 0.575% in excess of $200 million and up to $500 million; and 0.45% for assets in excess of $500 million.

(d)	Other expenses have been restated based on a change to the contractual fees paid by the Fund.

(e)	Amounts less than 0.01% are shown in dashes (-) in acquired fund fees and expenses but are included in other expenses.

(f)

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.00% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

Columbia Large Cap Growth Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

¡ you invest $10,000 in Class Y shares of the Fund for the periods indicated,

¡ you reinvest all dividends and distributions in the Fund,

¡ your investment has a 5% return each year, and

¡ the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years

Class Y Shares	$69	$218	$379	$847

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Columbia Mid Cap Growth Fund

FUNDimensionsTM
Columbia Mid Cap Growth Fund
Investment Objective:

Significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.

Investment Style:	Mid-Cap Growth
Benchmark:	Russell Midcap Index Russell Midcap Growth Index
Ticker Symbol:	Class Y: [*]
Principal Risks:

Investment strategy risk

Market risk

Growth securities risk

Smaller company securities risk

Foreign securities risk

Derivatives risk

Convertible securities risk

Currency risk

Special situations risk

Industry sector risk

Frequent trading risk

FUNDamentalsTM

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

[*] Investment Objective

The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.

[*] Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase (between $17 million and $15.4 billion as of November 30, 2008). The Fund invests primarily in common stocks of companies that the Advisor believes have the potential for long-term, above average earnings growth. The Fund also may invest up to 20% of net assets in equity securities of companies that have market capitalizations outside the range of the Russell Midcap Index. The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures. The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies. The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

¡	overall economic and market conditions.

Columbia Mid Cap Growth Fund

¡

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentalsTM
Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk. Equity funds may be a suitable investment for you if you:

¡ have longer-term investment goals,

¡ maintain a diversified investment portfolio, and

¡ are not looking for a regular stream of income.

FUNDamentalsTM

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentalsTM

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Columbia Mid Cap Growth Fund

[*] Principal Risks

¡

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

¡

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

¡

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

¡

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

¡

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

¡

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in

Columbia Mid Cap Growth Fund

increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

¡

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

¡

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

¡

Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

¡

Industry Sector Risk – Securities of companies in different, but closely related, industries are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors.

¡

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia Mid Cap Growth Fund

[*] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Y shares(a) has varied from year to year.

36.33%	13.84%	-20.98%	-24.54%	30.43%	7.31%	16.36%	11.93%	20.06%	-43.98%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

(a)	Class Y shares have no operating history. The calendar year returns shown for all periods are the returns of Class Z shares of the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

Best and Worst Quarterly Returns During this Period
Best:	4th quarter 1999:	37.43%
Worst:	4th quarter 2008:	-27.25%

FUNDamentalsTM

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

¡    management of fund holdings,

¡    market conditions,

¡     fund expenses, and

¡    flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia Mid Cap Growth Fund

Average Annual Total Return as of December 31, 2008

The table below shows the Fund’s Class Y shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares.

The table compares the Fund’s returns for each period with those of the Russell Midcap Growth Index and the Russell Midcap Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year(a)	5 years(a)	10 years(a)
Class Y shares returns before taxes	-43.98%	-1.23%	1.22%
Class Y shares returns after taxes on distributions	-44.27%	-2.02%	-0.16%
Class Y shares returns after taxes on distributions and sale of Fund shares	-28.22%	-0.88%	0.85%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	-44.32%	-2.33%	-0.19%
Russell Midcap Index (reflects no deductions for fees, expenses or taxes)	-41.46%	-0.21%	3.18%

(a)

Class Y shares have no operating history. The calendar year returns shown for all periods are the returns of Class Z shares of the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

FUNDamentalsTM

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

Columbia Mid Cap Growth Fund

[*] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Y shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentalsTM

Fund Expenses

In general, there are two kinds of fund expenses:

¡    shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

¡   annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

¡   management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

¡   other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

Columbia Mid Cap Growth Fund

Shareholder Fees (paid directly from your investment)

Class Y Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)
Class Y Shares

Management fees(b)	0.79%

Distribution and service (Rule 12b-1) fees	0.00%

Other expenses	0.08%

Acquired fund fees and expenses	--

Total annual Fund operating expenses(c)	0.87%

(a)	The expenses shown are based on the expenses of Class Z shares, adjusted to reflect changes in the level of the Fund’s net assets and to reflect the transfer agency fees allocable to Class Y shares.

(b)

The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.82% for assets up to $500 million; 0.75% for assets in excess of $500 million and up to $1.0 billion; 0.72% for assets in excess of $1.0 billion and up to $1.5 billion; and 0.67% for assets in excess of $1.5 billion.

(c)

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.05% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

Columbia Mid Cap Growth Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

¡ you invest $10,000 in Class Y shares of the Fund for the periods indicated,

¡ you reinvest all dividends and distributions in the Fund,

¡ your investment has a 5% return each year, and

¡ the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years

Class Y Shares	$89	$278	$482	$1,073

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Columbia Small Cap Growth Fund I

FUNDimensionsTM
Columbia Small Cap Growth Fund I
Investment Objective:

Capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor’s (S&P) SmallCap 600 Index[1]

Investment Style:	Small Growth
Benchmark:	Russell 2000 Index Russell 2000 Growth Index
Ticker Symbol:	Class Y: [*]
Principal Risks:

Investment strategy risk

Market risk

Growth securities risk

Smaller company securities risk

Foreign securities risk

Derivatives risk

Convertible securities risk

Currency risk

Industry sector risk

Frequent trading risk

[1] “Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentalsTM

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

[*] Investment Objective

The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor’s (S&P) SmallCap 600 Index.

[*] Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of companies in the S&P SmallCap 600 Index at the time of purchase (between $2 million and $2.5 billion as of November 30, 2008). The Fund invests primarily in common stocks of companies that the Advisor believes have the potential for long-term, above average earnings growth. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations outside the range of the S&P SmallCap 600 Index.

The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures.

The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

¡	overall economic and market conditions.

Columbia Small Cap Growth Fund I

¡   the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentalsTM	FUNDamentalsTM

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

¡    have longer-term investment goals,

¡   maintain a diversified investment portfolio, and

¡   are not looking for a regular stream of income.

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Columbia Small Cap Growth Fund I

FUNDamentalsTM	FUNDamentalsTM

Smaller Company Funds

Smaller company funds invest in smaller companies with potentially promising products or that are operating in potentially dynamic fields. These companies may experience relatively more rapid earnings growth than larger companies but may have a relatively greater difficulty securing financing and may be relatively more prone to setbacks than larger, more established companies.

Growth Funds

Growth funds invest in companies that have the potential or significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

Columbia Small Cap Growth Fund I

[*] Principal Risks

¡

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

¡

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

¡

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

¡

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

¡

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

¡

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund

Columbia Small Cap Growth Fund I

to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

¡

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

¡

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

¡

Industry Sector Risk – Securities of companies in different, but closely related, industries are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors.

¡

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia Small Cap Growth Fund I

[*] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Y shares(a) has varied from year to year.

59.15%	5.85%	-14.19%	-26.58%	44.29%	9.61%	13.14%	16.72%	21.49%	-42.79%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

(a)

Class Y shares have no operating history. The calendar year returns shown for all periods are the returns of Class Z shares of the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

Best and Worst Quarterly Returns During this Period
Best:	4th quarter 1999:	50.27%
Worst:	4th quarter 2008:	-28.52%

FUNDamentalsTM

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

¡   management of fund holdings,

¡   market conditions,

¡   fund expenses, and

¡   flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia Small Cap Growth Fund I

Average Annual Total Return as of December 31, 2008

The table below shows the Fund’s Class Y shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares.

The table compares the Fund’s returns for each period with those of the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index measures the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year(a)	5 years(a)	10 years(a)
Class Y shares returns before taxes	-42.79%	0.12%	4.42%
Class Y shares returns after taxes on distributions	-42.79%	-0.99%	3.40%
Class Y shares returns after taxes on distributions and sale of Fund shares	-27.81%	0.23%	3.68%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	-33.79%	-0.93%	3.02%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	-38.54%	-2.35%	-0.76%

(a)

Class Y shares have no operating history. The calendar year returns shown for all periods are the returns of Class Z shares of the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

FUNDamentalsTM

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

Columbia Small Cap Growth Fund I

[*] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Y shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentalsTM
Fund Expenses

In general, there are two kinds of fund expenses:

¡   shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

¡    annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

¡   management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

¡   other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

Columbia Small Cap Growth Fund I

Shareholder Fees (paid directly from your investment)

Class Y Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)

Class Y Shares
Management fees(b)	0.87%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	0.13%
Acquired fund fees and expenses	--
Total annual Fund operating expenses(c)	1.00%

(a)	The expenses shown are based on the expenses of Class Z shares, adjusted to reflect changes in the level of the Fund’s net assets and to reflect the transfer agency fees allocable to Class Y shares.

(b)

The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.87% for assets up to $500 million; 0.82% for assets in excess of $500 million and up to $1 billion; and 0.77% for assets in excess of $1 billion.

(c)

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.10% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

Columbia Small Cap Growth Fund I

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

¡ you invest $10,000 in Class Y shares of the Fund for the periods indicated,

¡ you reinvest all dividends and distributions in the Fund,

¡ your investment has a 5% return each year, and

¡ the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Y Shares	$102	$318	$552	$1,225

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Columbia Small Cap Value Fund I

FUNDimensionsTM
Columbia Small Cap Value Fund I
Investment Objective:	Long-term capital appreciation
Investment Style:	Small Value
Benchmark:	Russell 2000® Value Index
Ticker Symbol:	Class Y: [*]
Principal Risks:	Investment strategy risk Market risk Value securities risk Smaller company securities risk Foreign securities risk Industry sector risk

FUNDamentalsTM

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentalsTM

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

¡    have longer-term investment goals,

¡   maintain a diversified investment portfolio, and

¡   are not looking for a regular stream of income

[*] Investment Objective

The Fund seeks long-term capital appreciation.

[*] Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Value Index at the time of purchase (between $29 million and $3.1 billion as of September 30, 2008), that the Advisor believes are undervalued. The Fund may invest up to 20% of total assets in foreign securities.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

¡   businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

¡    various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

¡   a company’s current operating margins relative to its historic range and future potential.

¡   potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Columbia Small Cap Value Fund I

FUNDamentalsTM

Value Investing

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

FUNDamentalsTM

Smaller Company Funds

Smaller company funds invest in smaller companies with potentially promising products or that are operating in potentially dynamic fields. These companies may experience relatively more rapid earnings growth than larger companies but may have a relatively greater difficulty securing financing and may be relatively more prone to setbacks than larger, more established companies.

FUNDamentalsTM

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Columbia Small Cap Value Fund I

[*] Principal Risks

¡

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

¡

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

¡

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

¡	Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

¡

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

¡	Industry Sector Risk – Securities of companies in different, but closely related, industries are considered as being in the same broad economic

Columbia Small Cap Value Fund I

sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Fund does not intend to focus on any particular sector; however, at times the Fund may invest a significant portion of its assets in a particular sector.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia Small Cap Value Fund I

[*] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Y shares(a) has varied from year to year.

4.42%	19.27%	7.06%	-6.64%	39.79%	23.18%	5.54%	19.58%	-2.37%	-28.07%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

(a)

Class Y shares have no operating history. The calendar year returns shown for all periods are the returns of Class Z shares of the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

Best and Worst Quarterly Returns During this Period
Best:	3rd quarter 2002:	19.27%
Worst:	4th quarter 2008:	-24.04%

FUNDamentalsTM

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

¡   management of fund holdings,

¡   market conditions,

¡   fund expenses, and

¡   flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia Small Cap Value Fund I

Average Annual Total Return as of December 31, 2008

The table below shows the Fund’s Class Y shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares.

The table compares the Fund’s returns for each period with those of the Russell 2000® Value Index, an unmanaged index that measures the performance of those securities in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year(a)	5 years(a)	10 years(a)
Class Y shares returns before taxes	-28.07%	1.77%	6.63%
Class Y shares returns after taxes on distributions	-28.75%	0.58%	5.42%
Class Y shares returns after taxes on distributions and sale of Fund shares	-17.38%	1.55%	5.59%
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	-28.92%	0.27%	6.11%

(a)

Class Y shares have no operating history. The calendar year returns shown for all periods are the returns of Class Z shares of the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

FUNDamentalsTM

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

Columbia Small Cap Value Fund I

[*] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Y shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentalsTM Fund Expenses

In general, there are two kinds of fund expenses:

¡    shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

¡   annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

¡   management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

¡   other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

Columbia Small Cap Value Fund I

Shareholder Fees (paid directly from your investment)

Class Y Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)

Class Y Shares
Management fees(b)	0.78%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses(c)	0.13%
Acquired fund fees and expenses(d)	—
Total annual Fund operating expenses(e)	0.91%

(a)	The expenses shown are based on the expenses of Class Z shares, adjusted to reflect changes in the level of the Fund’s net assets and to reflect the transfer agency fees allocable to Class Y shares.

(b)	The Advisor has implemented a breakpoint schedule for the Fund’s investment management fees. The investment management fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.80% for assets up to $500 million; 0.75% for assets in excess of $500 million and up to and including $1 billion; and 0.70% for assets in excess of $1 billion.

(c)	Other expenses have been restated based on a change to the contractual fees paid by the Fund.

(d)	Amounts less than 0.01% are shown as dashes (—) in acquired fund fees and expenses but are included in other expenses.

(e)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.10% if the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

Columbia Small Cap Value Fund I

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

¡ you invest $10,000 in Class Y shares of the Fund for the periods indicated,

¡ you reinvest all dividends and distributions in the Fund,

¡ your investment has a 5% return each year, and

¡ the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Y Shares	$93	$290	$504	$1,120

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Columbia Strategic Investor Fund

FUNDimensionsTM
Columbia Strategic Investor Fund
Investment Objective:	Long-term growth of capital by using a “value” approach to invest primarily in common stocks
Investment Style:	Large Blend
Benchmark:	Russell 1000 Index
Ticker Symbol:	Class Y: [*]
Principal Risks:	Investment strategy risk
Market risk
Value securities risk
Growth securities risk
Smaller company securities risk
Foreign securities risk
Emerging market securities risk
Derivatives risk
Convertible securities risk
Currency risk Special situations risk

FUNDamentalsTM

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentalsTM

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

•   have longer-term investment goals,

•   maintain a diversified investment portfolio, and

•   are not looking for a regular stream of income.

[*] Investment Objective

The Fund seeks long-term growth of capital by using a “value” approach to invest primarily in common stocks.

[*] Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in common stocks of companies that the Advisor believes are attractively valued and have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size and may invest a significant amount of its assets in smaller companies.

The Fund may invest up to 33% of its total assets in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures.

The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

The Advisor combines fundamental analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

•	various measures of valuation, including price-to-cash flow price-to-earnings, price-to-sales, and price-to-book value.

Columbia Strategic Investor Fund

•	a company’s current operating margins relative to its historic range and future potential.

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

FUNDamentalsTM	FUNDamentalsTM

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentalsTM	FUNDamentalsTM

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

Multi-Cap Funds

Multi-cap funds invest in companies of any capitalization size, which include small-, medium- and large capitalization companies. For instance, a fund may invest in large, established and well-known U.S. and foreign companies, as well as small, new and relatively unknown companies that are believed to have the potential to grow significantly.

Columbia Strategic Investor Fund

FUNDamentalsTM

Value Investing

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

Columbia Strategic Investor Fund

[*] Principal Risks

¡

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

¡

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

¡

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

¡

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

¡

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

¡

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

Columbia Strategic Investor Fund

¡

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

¡

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

¡

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

¡

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

¡

Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special

Columbia Strategic Investor Fund

situations may have a magnified effect on the performance of funds with small amounts of assets.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia Strategic Investor Fund

[*] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Y shares(a) has varied from year to year.

29.76%	-8.56%	36.45%	15.70%	7.38%	14.58%	14.77%	-41.51%
2001	2002	2003	2004	2005	2006	2007	2008

(a)

Class Y shares have no operating history. The calendar year returns shown for all periods are the returns of Class Z shares of the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

Best and Worst Quarterly Returns During this Period
Best:	2nd quarter 2003:	19.81%
Worst:	4th quarter 2008:	-25.00%

FUNDamentalsTM

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

¡    management of fund holdings,

¡    market conditions,

¡     fund expenses, and

¡    flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia Strategic Investor Fund

Average Annual Total Return as of December 31, 2008

The table below shows the Fund’s Class Y shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares.

The table compares the Fund’s returns for each period with those of the Russell 1000 Index, an index that measures the performance of the 1,000 largest U.S. companies and represents approximately 90% of the U.S. equity market. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year(a)	5 years(a)	Life of Fund(a)(b)
Class Y shares returns before taxes	-41.51%	-0.90%	7.01%
Class Y shares returns after taxes on distributions	-41.58%	-1.96%	6.22%
Class Y shares returns after taxes on distributions and sale of Fund shares	-26.89%	-0.46%	6.31%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)	-37.60%	-2.04%	-3.38%

(a)

Class Y shares have no operating history. The calendar year returns shown for all periods are the returns of Class Z shares of the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

(b)	Performance information is from November 9, 2000.

FUNDamentalsTM

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

Columbia Strategic Investor Fund

[*] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Y shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentalsTM
Fund Expenses

In general, there are two kinds of fund expenses:

¡   shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

¡    annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

¡   management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

¡   other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

Columbia Strategic Investor Fund

Shareholder Fees (paid directly from your investment)

Class Y Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)

Class Y Shares
Management fees(b)(c)	0.73%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	0.16%
Acquired fund fees and expenses	--
Total annual Fund operating expenses(d)	0.89%

(a)	The expenses shown are based on the expenses of Class Z shares, adjusted to reflect changes in the level of the Fund’s net assets and to reflect the transfer agency fees allocable to Class Y shares.

(b)	Management fees include an investment advisory fee of 0.58% and an administration fee of 0.15%.

(c)	The advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.50% for assets in excess of $1 billion. The Fund’s administrator has implemented a breakpoint schedule for the Fund’s administration fees. The administration fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily assets. The breakpoint schedule for the Fund is as follows: 0.15% for assets up to $1 billion; and 0.125% for assets in excess of $1 billion.

(d)	Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.00% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

Columbia Strategic Investor Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

¡ you invest $10,000 in Class Y shares of the Fund for the periods indicated,

¡ you reinvest all dividends and distributions in the Fund,

¡ your investment has a 5% return each year, and

¡ the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Y Shares	$91	$284	$493	$1,096

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Columbia International Stock Fund

FUNDimensionsTM
Columbia International Stock Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Foreign Large Blend
Benchmark:	MSCI EAFE Index MSCI All Country World ex U.S. Index
Ticker Symbol:	Class Y: [*]
Principal Risks:	Investment strategy risk
Market risk
Foreign securities risk
Emerging market securities risk
Smaller company securities risk
Derivatives risk
Currency risk
Convertible securities risk

FUNDamentalsTM

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentalsTM

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

[*] Investment Objective

The Fund seeks long-term capital appreciation.

[*] Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in at least three countries other than the United States. The Fund invests primarily in equity securities of foreign companies that have market capitalizations of at least $1 billion. The Fund’s investments are not limited as to market capitalization, however, and the Fund may invest in securities of smaller companies.

The Fund invests primarily in equity securities of companies in developed market countries but also may invest in securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. The Fund invests mostly in non-dollar denominated stocks.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures.

The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

¡	overall economic and market conditions.

¡

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Columbia International Stock Fund

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentalsTM	FUNDamentalsTM

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market. International equity funds may be a suitable investment for you if you:

¡    have longer-term investment goals,

¡   maintain a diversified investment portfolio,

¡   are not looking for a regular stream of income, and

¡   are prepared to accept the risks associated with foreign securities.

Multi-Cap Funds

Multi-cap funds invest in companies of any capitalization size, which include small-, medium- and large-capitalization companies. For instance, a fund may invest in large, established and well-known U.S. and foreign companies, as well as small, new and relatively unknown companies that are believed to have the potential to grow significantly.

FUNDamentalsTM	FUNDamentalsTM

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

Convertible Securities

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock. Convertible securities typically:

¡    have higher income potential than the underlying common stock,

¡   are affected less by changes in the stock market than the underlying common stock, and

¡   have the potential to change in value if the value of the underlying common stock changes.

Columbia International Stock Fund

[*] Principal Risks

¡

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

¡

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

¡

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

¡

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

¡

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

¡	Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such

Columbia International Stock Fund

as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

¡	Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

¡

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia International Stock Fund

[*] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Y shares(a) has varied from year to year.

57.93%	-22.64%	-18.47%	-16.10%	33.08%	13.97%	13.66%	24.88%	7.09%	-45.17%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

(a)

Class Y shares have no operating history. The calendar year returns shown for all periods are the returns of Class Z shares of the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

Best and Worst Quarterly Returns During this Period
Best:	4th quarter 1999:	34.96%
Worst:	3rd quarter 2008:	-23.80%

FUNDamentalsTM

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

¡    management of fund holdings,

¡    market conditions,

¡    fund expenses, and

¡     flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia International Stock Fund

Average Annual Total Return as of December 31, 2008

The table below shows the Fund’s Class Y shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares.

The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index and the MSCI All Country (AC) World ex U.S. Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. The MSCI AC World ex U.S. Index is an index of global stock market performance that includes developed and emerging markets but excludes the US. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year(a)	5 years(a)	10 years(a)
Class Y shares returns before taxes	-45.17%	-1.02%	0.55%
Class Y shares returns after taxes on distributions	-45.54%	-1.96%	-0.42%
Class Y shares returns after taxes on distributions and sale of Fund shares	-28.87%	-0.34%	0.65%
Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (reflects no deductions for fees, expenses or taxes)	-43.38%	1.66%	0.80%
MSCI All Country (AC) World ex U.S. Index (reflects no deductions for fees, expenses or taxes)	-45.24%	3.00%	2.27%

(a)

Class Y shares have no operating history. The calendar year returns shown for all periods are the returns of Class Z shares of the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

FUNDamentalsTM

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

Columbia International Stock Fund

[*] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Y shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentalsTM Fund Expenses

In general, there are two kinds of fund expenses:

¡    shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

¡   annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

¡   management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

¡   other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

Columbia International Stock Fund

Shareholder Fees (paid directly from your investment)

Class Y Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Redemption fee	2.00%(a)

Annual Fund Operating Expenses (deducted from the Fund’s assets)(b)

Class Y Shares

Management fees(c)	0.87%

Distribution and service (Rule 12b-1) fees	0.00%

Other expenses	0.19%

Acquired fund fees and expenses(d)	--

Total annual Fund operating expenses(e)	1.06%

a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Columbia Fund) within 60 days of purchase. See Choosing a Share Class – Redemption Fee for details.

(b)	The expenses shown are based on the expenses of Class Z shares, adjusted to reflect changes in the level of the Fund’s net assets and to reflect the transfer agency fees allocable to Class Y shares.

(c)	The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.87% for assets up to $500 million; 0.82% for assets in excess of $500 million and up to $1 billion; 0.77% for assets in excess of $1 billion and up to $1.5 billion; 0.72% for assets in excess of $1.5 billion and up to $3 billion; 0.70% for assets in excess of $3 billion and up to $6 billion; and 0.68% for assets in excess of $6 billion.

(d)	Amounts less than 0.01% are shown as dashes(-) in the above table but are included in “Other expenses”

(e)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.15% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

Columbia International Stock Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

¡	you invest $10,000 in Class Y shares of the Fund for the periods indicated,

¡	you reinvest all dividends and distributions in the Fund,

¡	your investment has a 5% return each year, and

¡	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years

Class Y Shares	$108	$337	$585	$1,294

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Columbia Conservative High Yield Fund

FUNDimensionsTM
Columbia Conservative High Yield Fund
Investment Objective:	A high level of income, with capital appreciation as a secondary goal, by investing in non-investment-grade corporate debt securities, commonly referred to as “junk” or “high-yield” bonds
Investment Style:	High Yield Bond
Benchmark:	JPMorgan Developed BB High Yield Index
Ticker Symbol:	Class Y: [*]
Principal Risks:	Investment strategy
Market risk
Low and below investment grade securities risk
Interest rate risk
Credit risk
Changing distribution levels risk
Foreign securities risk
Reinvestment risk
Derivatives risk
Currency risk

FUNDamentalsTM

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

[*] Investment Objective

The Fund seeks a high level of income, with capital appreciation as a secondary goal, by investing in non-investment-grade corporate debt securities, commonly referred to as “junk” or “high-yield” bonds

[*] Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds rated, at the time of purchase, Ba or B by Moody’s Investors Service, Inc. (Moody’s) or BB or B by Standard & Poor’s Corporation (S&P). These securities are commonly referred to as “junk” or “high-yield” bonds. The Fund will invest no more than 10% of total assets in bonds rated, at the time of purchase, Caa by Moody’s or CCC by S&P and will not invest in bonds rated, at the time of purchase, below these grades. By focusing on higher-quality junk bonds, the Fund seeks access to higher yielding bonds without assuming all the risk associated with the broader junk bond market. The Fund’s dollar-weighted average maturity and duration will vary over time depending on current market and economic conditions. The Fund may invest in securities that are publicly offered or privately placed.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest up to 20% of total assets in foreign debt securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among

Columbia Conservative High Yield Fund

other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentalsTM	FUNDamentalsTM

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

Columbia Conservative High Yield Fund

FUNDamentalsTM

Fixed Income Funds

Fixed income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities generally pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity.

Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise. Fixed income funds may be a suitable investment for you if you are:

¡   looking for a regular stream of income, and

¡    prepared to bear the risks associated with investments in debt securities.

Columbia Conservative High Yield Fund

[*] Principal Risks

¡

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

¡

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

¡

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (e.g., BB or below by Standard & Poor’s or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higherrated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

¡

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

¡

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

¡

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

¡

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or

Columbia Conservative High Yield Fund

other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

¡

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

¡

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

¡

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia Conservative High Yield Fund

[*] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Y shares(a) has varied from year to year.

2.38%	4.61%	6.63%	1.17%	11.49%	7.42%	2.68%	6.17%	2.35%	-20.06%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

(a)

Class Y shares have no operating history. The calendar year returns shown for all periods are the returns of Class Z shares of the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

Best and Worst Quarterly Returns During this Period
Best:	3rd quarter 2004:	5.09%
Worst:	4th quarter 2008:	-14.39%

FUNDamentalsTM

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

¡    management of fund holdings,

¡    market conditions,

¡     fund expenses, and

¡    flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia Conservative High Yield Fund

Average Annual Total Return as of December 31, 2008

The table below shows the Fund’s Class Y shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares.

The table compares the Fund’s returns for each period with those of the JPMorgan Developed BB High Yield Index, an index that is designed to mirror the investable universe of the U.S. dollar developed, BB-rated, high-yield corporate debt market. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year(a)	5 years(a)	10 years(a)
Class Y shares returns before taxes	-20.06%	-0.85%	2.13%
Class Y shares returns after taxes on distributions	-22.10%	-3.15%	-0.49%
Class Y shares returns after taxes on distributions and sale of Fund shares	-12.83%	-1.86%	0.34%
JPMorgan Developed BB High Yield Index (reflects no deductions for fees, expenses or taxes)	-16.81%	0.97%	4.62%

(a)

Class Y shares have no operating history. The calendar year returns shown for all periods are the returns of Class Z shares of the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

FUNDamentalsTM

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

Columbia Conservative High Yield Fund

[*] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Y shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentalsTM Fund Expenses

In general, there are two kinds of fund expenses:

¡    shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

¡   annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

¡   management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

¡   other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

Columbia Conservative High Yield Fund

Shareholder Fees (paid directly from your investment)
Class Y Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)
Class Y Shares
Management fees(b)	0.60%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	0.11%
Acquired fund fees and expenses	--
Total annual Fund operating expenses(c)	0.71%

(a)	The expenses shown are based on the expenses of Class Z shares, adjusted to reflect changes in the level of the Fund’s net assets and to reflect the transfer agency fees allocable to Class Y shares.

(b)

Management fees include an investment advisory fee of 0.60%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion; and 0.49% for assets in excess of $1.5 billion.

(c)

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian do not exceed 0.80% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

Columbia Conservative High Yield Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

¡ you invest $10,000 in Class Y shares of the Fund for the periods indicated,

¡ you reinvest all dividends and distributions in the Fund,

¡ your investment has a 5% return each year, and

¡ the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Y Shares	$73	$227	$395	$883

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Columbia Core Bond Fund

FUNDimensionsTM
Columbia Core Bond Fund
Investment Objective:	Total return, consisting of current income and capital appreciation
Investment Style:	Intermediate-Term Bond
Benchmark:	Barclays Capital U.S. Aggregate Bond Index
Ticker Symbol:	Class Y: [*]
Principal Risks:	Investment strategy risk
Market risk
Interest rate risk
Credit risk
U.S. Government obligations risk
Mortgage-backed securities risk
Asset-backed securities risk
Dollar rolls risk
Derivatives risk
Foreign securities risk
Frequent trading risk

FUNDamentalsTM

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

[*] Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

[*] Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities of investment grade quality. The Fund invests in debt securities issued by the U.S. Government and its agencies and corporations, mortgage- and other asset-backed securities, and dollar-denominated debt securities issued by foreign governments, companies or other entities. The Fund also invests in money market instruments, including commercial paper and obligations of U.S. and foreign banks. The Fund may invest in unrated securities determined by the Advisor, at the time of purchase, to be of comparable quality to investment grade securities. The Fund’s dollar-weighted average effective maturity will vary over time depending on current market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Fund may also participate in mortgage dollar rolls up to the Fund’ s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

Columbia Core Bond Fund

FUNDamentalsTM

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial condition, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Fixed Income Funds

Fixed income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise. Fixed income funds may be a suitable investment for you if you:

¡   are looking for a regular stream of income, and

¡   are prepared to bear the risks associated with investments in debt securities.

FUNDamentalsTM	FUNDamentalsTM

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) the credit of the issuer.

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

Columbia Core Bond Fund

FUNDamentalsTM	FUNDamentalsTM

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgagebacked securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be- announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations and other types of consumer loans or lease receivables.

Columbia Core Bond Fund

[*] Principal Risks

¡

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

¡

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

¡

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

¡

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

¡

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

¡

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government.

Columbia Core Bond Fund

Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

¡

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

¡

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

¡

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

Columbia Core Bond Fund

¡

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

¡

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia Core Bond Fund

[*] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Y shares(a) has varied from year to year.

-3.99%	12.88%	7.53%	10.51%	3.62%	3.71%	1.99%	3.93%	4.79%	0.56%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

(a)

Class Y shares have no operating history. The calendar year returns shown are the returns of Class Z shares of the Fund for the period from November 25, 2002 through December 31, 2008 and the returns of Trust Shares of Galaxy Quality Plus Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Trust Shares or Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

Best and Worst Quarterly Returns During this Period
Best:	3rd quarter 2002:	5.98%
Worst:	2nd quarter 2004:	-2.84%

FUNDamentalsTM

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

¡    management of fund holdings,

¡    market conditions,

¡     fund expenses, and

¡    flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia Core Bond Fund

Average Annual Total Return as of December 31, 2008

The table below shows the Fund’s Class Y shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares.

The table compares the Fund’s returns for each period with those of the Barclays Capital U.S. Aggregate Bond Index, a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year(a)	5 years(a)	10 years(a)
Class Y shares returns before taxes	0.56%	2.99%	4.45%
Class Y shares returns after taxes on distributions	-1.15%	1.32%	2.50%
Class Y shares returns after taxes on distributions and sale of Fund shares	0.36%	1.60%	2.64%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	5.24%	4.65%	5.63%

(a)

Class Y shares have no operating history. The calendar year returns shown are the returns of Class Z shares of the Fund for the period from November 25, 2002 through December 31, 2008 and returns of Trust Shares of Galaxy Quality Plus Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Trust Shares or Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

FUNDamentalsTM

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

Columbia Core Bond Fund

[*] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Y shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentalsTM Fund Expenses

In general, there are two kinds of fund expenses:

¡   shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

¡    annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

¡   management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

¡   other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

Columbia Core Bond Fund

Shareholder Fees (paid directly from your investment)

Class Y Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Y Shares
Management fees(a)	0.50%
Distribution & service (12b-1) fees	0.00%
Other Expenses(b)	0.05%
Acquired fund fees and expenses	--
Total annual Fund operating expenses	0.55%
Less fee waivers/expense reimbursements(c)	-0.10%
Net annual Fund operating expenses	0.45%

(a)

Management fees include an investment advisory fee of 0.43% and an administration fee of 0.067%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% in excess of $6 billion.

(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(c)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.45% of the Fund’s average daily net assets through [August 31, 2010].

Columbia Core Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

¡ you invest $10,000 in Class Y shares of the Fund for the periods indicated,

¡ you reinvest all dividends and distributions in the Fund,

¡ your investment has a 5% return each year, and

¡ the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years

Class Y Shares	[$46]	[$166]	[$297]	[$680]

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Columbia Bond Fund

FUNDimensionsTM		[*] Investment Objective
Columbia Bond Fund

The Fund seeks current income, consistent with minimal fluctuation of principal.

[*]  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by the Advisor to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund’s dollar-weighted average maturity and duration will vary over time depending on the Advisor’s expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may also invest in private placements.

The Fund may invest in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

Investment Objective:	Current income, consistent with minimal fluctuation of principal
Investment Style:	Intermediate-Term Bond
Benchmark:	Barclays Capital U.S. Aggregate Bond Index
Ticker Symbol:	Class Y:[*]
Principal Risks:

Investment strategy risk

Market risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Low and below investment grade securities risk

Asset-backed securities risk

Mortgage-backed securities risk

Foreign securities risk

Derivatives risk

Liquidity risk

Dollar rolls risk

FUNDamentalsTM
Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

Columbia Bond Fund

FUNDamentalsTM

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Fixed Income Funds

Fixed income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise. Fixed income funds may be a suitable investment for you if you:

¡   are looking for a regular stream of income, and

¡   are prepared to bear the interest rate and other risks associated with investments in debt securities.

FUNDamentalsTM	FUNDamentalsTM

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis. Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations and other types of consumer loans or lease receivables.

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

Columbia Bond Fund

FUNDamentalsTM

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) the credit of the issuer.

Columbia Bond Fund

[*] Principal Risks

¡

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

¡

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

¡

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

¡

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

¡

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

¡

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (e.g., BB or below by Standard & Poor’s or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these rating agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

¡

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities

Columbia Bond Fund

that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

¡

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market 7 Columbia Bond Fund issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

¡

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

Columbia Bond Fund

¡

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

¡

Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

¡

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia Bond Fund

[*] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Y shares(a) has varied from year to year.

-2.55%	12.47%	7.07%	9.42%	4.63%	4.71%	2.30%	4.02%	5.98%	1.43%
1999	2000	2001	2002	2003	2004	2005	2006	2007	2008

(a)

Class Y shares have no operating history. The calendar year returns shown are the returns of Class Z shares of the Fund for the period from March 31, 2008 through December 31, 2008 and the returns of Shares Class shares of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008, the date on which Class Z shares were initially offered by the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Shares Class shares or Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

Best and Worst Quarterly Returns During this Period
Best:	4th quarter 2000:	5.07%
Worst:	2nd quarter 2004:	-2.26%

FUNDamentalsTM

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

¡    management of fund holdings,

¡    market conditions,

¡    fund expenses, and

¡     flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia Bond Fund

Average Annual Total Return as of December 31, 2008

The table below shows the Fund’s Class Y shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares.

The table compares the Fund’s returns for each period with those of the Barclays Capital U.S. Aggregate Bond Index, a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year(a)	5 years(a)	10 years(a)
Class Y shares returns before taxes	1.43%	3.67%	4.87%
Class Y shares returns after taxes on distributions	-0.25%	2.04%	2.95%
Class Y shares returns after taxes on distributions and sale of Fund shares	0.92%	2.20%	3.01%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	5.24%	4.65%	5.63%

(a)

Class Y shares have no operating history. The calendar year returns shown are the returns of Class Z shares of the Fund for the period from March 31, 2008 through December 31, 2008 and the returns of Shares Class shares of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008, the date on which Class Z shares were initially offered by the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expense between Class Y shares and Shares Class shares or Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

FUNDamentalsTM

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

Columbia Bond Fund

[*] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Y shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentalsTM Fund Expenses

In general, there are two kinds of fund expenses:

¡   shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

¡    annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

¡   management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

¡   other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Annual fund operating expenses are calculated based on actual expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage of the Fund’s average net assets during the year. The rate of annual fund operating expenses will likely vary from year to year as a result of various factors, including, for example, changes in the level of the Fund’s net assets. Although many factors can affect fund operating expenses, in general, annual fund operating expenses, as a percentage of average net assets, will increase as the Fund’s net assets decrease, and will decrease as the Fund’s net assets increase. Net expenses also may vary from year to year based on any fee waivers or expense reimbursements.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

Columbia Bond Fund

Shareholder Fees (paid directly from your investment)
Class Y Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)
Class Y Shares
Management fees(b)	0.78%
Distribution & service fees	0.00%
Other expenses	0.05%
Acquired fund fees and expenses	--
Total annual fund operating expenses(c)(d)	0.83%

(a)	The expenses shown are based on the expenses of Class Z shares, adjusted to reflect changes in the level of the Fund’s net assets and to reflect the transfer agency fees allocable to Class Y shares.

(b)	Management fees include an investment advisory fee of 0.63% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily assets. The breakpoint schedule for the Fund is as follows: 0.65% for assets up to $500 million; 0.35% for assets in excess of $500 million and up to $1 billion; 0.32% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% in excess of $6 billion.

(c)	The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, but including custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.66% annually through July 31, 2009. If the reimbursement was reflected in the table, the total annual fund operating expenses would be 0.66%.

(d)	The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian do not exceed 0.55% of the Fund’s average daily net assets on an annualized basis. If the reimbursement was reflected in the table, the total annual Fund operating expenses would be 0.55%. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

Columbia Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

¡ you invest $10,000 in Class Y shares of the Fund for the periods indicated,

¡ you reinvest all dividends and distributions in the Fund,

¡ your investment has a 5% return each year, and

¡ the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Y Shares	$85	$265	$460	$1,025

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Additional Investment Strategies and Policies

This section describes certain strategies and policies that each Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in each Fund.

Changing the Fund’s Investment Objective and Policies

Except as noted below, each Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI.

The investment objective of Columbia Mid Cap Growth Fund may be changed only with 30 days written notice to shareholders.

The investment objectives of Columbia Small Cap Growth Fund I and Columbia Conservative High Yield Fund cannot be changed without shareholder approval.

Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of that Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

Each Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. Each Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

Each Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from each Fund for services provided directly.

Lending Securities

Each Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. A Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Strategic Investor Fund and Columbia International Stock Fund disclose complete portfolio holdings as of a month-end approximately 15 calendar days after such month-end.

Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I disclose complete portfolio holdings as of a month-end approximately 30 calendar days after such month-end and disclose their largest 15 holdings as a percent of their portfolio as of a month-end approximately 15 calendar days after such month-end.

Columbia Conservative High Yield Fund and Columbia Bond Fund disclose complete portfolio holdings as of a fiscal quarter-end approximately 60 calendar days after such quarter-end and disclose their largest 15 holdings as a percent of their portfolio as of a month-end approximately 15 calendar days after such month-end.

Columbia Core Bond Fund discloses complete portfolio holdings as of a fiscal quarter-end approximately 60 calendar days after such quarter-end.

In addition, more current information concerning the Funds’ portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

Each Fund may from time to time take temporary defensive investment positions that are inconsistent with such Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investments in money market instruments or holdings of cash or cash equivalents. A Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Funds generally buy securities for capital appreciation, investment income or both. However, the Funds may sell securities regardless of how long they’ve been held.

Management of the Funds

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Funds and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2009, the Advisor had assets under management of approximately $323.5 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of each Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of each Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Funds’ investments.

Each Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For each Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to the percentage of average daily net assets of each Fund as set forth below.

Columbia Large Cap Growth Fund	[.50%]
Columbia Mid Cap Growth Fund		[.76%]
Columbia Small Cap Growth Fund I		[.87%]
Columbia Small Cap Value Fund I	[.78%]
Columbia Strategic Investor Fund	[.56%]

Columbia International Stock Fund	[.83%]
Columbia Conservative High
Yield Bond Fund	[.59%]
Columbia Core Bond Fund		[.43%]
Columbia Bond Fund		[.65%]

A discussion regarding the basis for the Board’s approval of each Fund’s investment advisory agreement with the Advisor is available in the Fund’s shareholder report indicated below.

Columbia Large Cap Growth Fund’s Semiannual Report,

dated [March 31, 2009]

Columbia Mid Cap Growth Fund’s Semiannual Report,

dated February 28, 2009

Columbia Small Cap Growth Fund I’s Semiannual Report,

dated February 28, 2009

Columbia Small Cap Value Fund I’s Semiannual Report,

dated December 31, 2008

Columbia Strategic Investor Fund’s Semiannual Report,

dated February 28, 2009

Columbia International Stock Fund’s Semiannual Report,

dated February 28, 2009

Columbia Conservative High Yield Fund’s Semiannual

Report, dated February 28, 2009

Columbia Core Bond Fund’s Semiannual Report, dated

October 31, 2008

Columbia Bond Fund’s Annual Report, dated [March 31,

2009]

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or subadvisors to make the day-to-day investment decisions for the Funds. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Funds’ needs and available subadvisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Funds change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a subadvisor. Applicable law requires the Funds to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and

Management of the Funds

believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Funds to act on many of the Advisor’s recommendations with approval only by the Board and not by shareholders of the Funds. The Advisor or the Funds would inform the Funds’ shareholders of any actions taken in reliance on this relief. Until the Advisor and the Funds obtain this relief, the Funds will continue to submit these matters to shareholders for their approval to the extent required by applicable law. At present, the Advisor has not engaged any investment subadvisor for any Fund.

Management of the Funds

Portfolio Manager

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Funds’ investments is shown in the table below. The SAI provides more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

COLUMBIA LARGE CAP GROWTH FUND

John T. Wilson, CFA

Lead Manager. Service with the Fund since August 2005.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since July 2005. Prior to July 2005, Mr. Wilson was a managing Director and head of the Large Cap Core Team of State Street Research and Management from May 1996 to July 2005.

Roger R. Sullivan, CFA

Co-Manager. Service with the Fund since June 2005.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since January 2005. Prior to January 2005, Mr. Sullivan was a senior vice president of Putnam Investments from December 1994 to December 2004.

COLUMBIA MID CAP GROWTH FUND

Wayne M. Collette, CFA

Co-manager. Service with the Fund since 2006.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since March 2001.

Lawrence W. Lin, CFA

Co-manager. Service with the Fund since 2007.

Vice President of the Advisor, associated with the Advisor or its predecessors as an investment professional since December 2006. Prior to 2006, Mr. Lin was a research analyst at Primarius Capital from May 2006 to December 2006, and at Engemann Asset Management from July 1998 to April 2006.

George J. Myers, CFA

Co-manager. Service with the Fund since 2006.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since October 2004. Prior to 2004, Mr. Myers was a portfolio manager and analyst at Dresdner RCM Global Investors since 2000.

Brian D. Neigut

Co-manager. Service with the Fund since 2007.

Vice President of the Advisor, associated with the Advisor as an investment professional since February 2007. Prior to 2007, Mr. Neigut was a portfolio manager at Kern Capital Management LLC from February 2006 to February 2007, and at OppenheimerFunds Inc. from November 2003 to February 2006.

COLUMBIA SMALL CAP GROWTH FUND I

Wayne M. Collette, CFA

Co-manager. Service with the Fund since 2006.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since March 2001.

Lawrence W. Lin, CFA

Co-manager. Service with the Fund since 2007.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since December 2006. Prior to 2006, Mr. Lin was a research analyst at Primarius Capital from May 2006 to December 2006, and at Engemann Asset Management from July 1998 to

George J. Myers, CFA

Co-manager. Service with the Fund since 2006.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since October 2004. Prior to 2004, Mr. Myers was a portfolio manager and analyst at Dresdner RCM Global Investors since 2000. Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since October 2004. Prior to 2004, Mr. Myers was a portfolio manager and analyst at Dresdner RCM Global Investors since 2000.

Management of the Funds

Brian D. Neigut

Co-manager. Service with the Fund since 2007.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since February 2007. Prior to 2007, Mr. Neigut was a portfolio manager at Kern Capital Management LLC from February 2006 to February 2007, and at OppenheimerFunds Inc. from November 2003 to February 2006.

COLUMBIA SMALL CAP VALUE FUND I

Stephen D. Barbaro

Lead manager. Service with the Fund since 2002.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1976.

Jeremy Javidi

Co-manager. Service with the Fund since 2005.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since January 2000.

COLUMBIA STRATEGIC INVESTOR FUND

Emil A. Gjester

Lead manager. Service with the Fund since 2002.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since December 1996. Vice President of the Advisor; associated with the Advisor or its predecessors since 1976.

Jonas Patrikson

Co-manager. Service with the Fund since 2006.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors as an investment professional since September 2004. Prior to September 2004, Mr. Patrikson was a Senior Analyst at Nordberg Capital, Inc. from 2000 to 2004.

Michael T. Welter

Co-manager. Service with the Fund since 2006.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since July 2006. Prior to July 2006, Mr. Welter was a

Research Analyst at Engemann Asset Management from September 2000 - June 2006. Mary-Ann Ward Co-manager. Service with the Fund since 2008. Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since July 1997.

Mary-Ann Ward

Co-manager. Service with the Fund since 2008.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since July 1997.

COLUMBIA INTERNATIONAL STOCK FUND

Fred Copper, CFA

Lead manager. Service with the Fund since 2005.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since September 2005. Prior to 2005, Mr. Copper was a senior vice president at Putnam Investments from March 2001 to September 2005.

Jasmine (Weili) Huang, CFA, CPA

Co-manager. Service with the Fund since 2006.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors as an investment professional since September 2003.

Timothy R. Anderson, CFA

Co-manager. Service with the Fund since 2006.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors as an investment professional since March 2006. Prior to 2006, Mr. Anderson was a portfolio manager at Morgan Stanley from February 2005 to October 2005, a technology analyst and portfolio manager at Oaktree Capital Management from March 2003 to February 2005, and a senior equity analyst at Salomon Smith Barney from June 2000 to March 2003.

Paul J. DiGiacomo, CFA

Co-manager. Service with the Fund since 2006.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors as an investment professional since April 2006. Prior to 2006, Mr. DiGiacomo was a sleeve manager and analyst for the domestic and international small-cap core funds at Putnam Investments from August 2002 to April 2006.

Management of the Funds

Daisuke Nomoto, CMA (SAAJ)

Co-manager. Service with the Fund since 2006.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors as an investment professional since April 2005. Prior to 2005, Mr. Nomoto was an equity analyst at Putnam Investments from April 2003 to March 2005.

COLUMBIA CORE BOND FUND

Alexander D. Powers

Co-manager. Service with the Fund since 2007.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1996.

Jonathan P. Carlson, CFA

Co-manager. Service with the Fund since 2007.

Director of the Advisor; associated with the Advisor as an investment professional since June 2007. Prior to joining the Advisor, Mr. Carlson was a portfolio manager and partner at Merganser Capital Management from August 2004 until June 2007 and a portfolio manager at CIGNA Investment Management from August 2002 until August 2004.

Michael Zazzarino

Co-manager. Service with the Fund since 2007.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2005. Prior to March 2005, Mr. Zazzarino was a Vice President and Portfolio Manager in the Core Fixed Income Group at Brown Brothers Harriman.

Carl W. Pappo

Co-manager. Service with the Fund since 2008.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1993.

COLUMBIA BOND FUND

Alexander D. Powers

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 1997.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1996.

Michael Zazzarino

Co-Manager. Service with the Fund since 2008 and with the predecessor fund since 2005.

Managing Director of the Advisor, associated with the Advisor or its predecessors since 2005. Prior to March

2005, Mr. Zazzarino was a Vice President and Portfolio Manager in the Core Fixed Income Group at Brown Brothers Harriman.

COLUMBIA CONSERVATIVE HIGH YIELD FUND

Kevin L. Cronk, CFA

Co-manager. Service with the Fund since 2005.

Senior Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1999.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Funds, including the general supervision of the Funds’ operations, coordination of the Funds’ service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to Columbia Mid Cap Growth Fund, Columbia Small Cap Growth Fund I, Columbia Small Cap Value Fund I, Columbia International Stock Fund and Columbia Conservative High Yield Fund.

The following Funds pay the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Funds’ average daily net assets and is paid monthly, as follows:

Annual Administration Fee,
as a % of Average Daily Net Assets
Columbia Large Cap Growth Fund	0.05%
Columbia Core Bond Fund	0.067%
Columbia Bond Fund	0.15%

Columbia Strategic Investor Fund

Average Daily Net Assets Annual Fee Ratio

First $1 billion	0.150%
Over $1 billion	0.125%

The Distributor

Shares of the Funds are distributed by the Distributor, which is located at One Financial Center, Boston, MA

Management of the Funds

02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center,

Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Class Y shares of each Fund pay the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Management of the Funds

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

As described in Management of the Funds – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Funds for which they are compensated. Bank of America and its affiliates may also provide other services to the Funds and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Funds. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/ dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Funds.

Conflicts of interest and limitations that could affect the Funds may arise from, for example, the following:

¡	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Funds and the sale of their shares;

¡	the allocation of, and competition for, investment opportunities among the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

¡	separate and potentially divergent management of the Funds and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

¡	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

¡	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Funds invest; and

¡	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Funds.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Funds and other Columbia Funds as investment options. For example:

¡

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

¡

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

¡	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Management of the Funds

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10 (b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

About Class Y Shares

Description of the Share Class

Share Class Features

Each Fund offers one class of shares in this prospectus: Class Y shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Y shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Y Shares

Eligible Investors and Minimum Initial Investments

Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401k plans, 457 plans, employer-sponsored 403b plans, profit sharing and money purchase plans) with plan assets of at least $10 million. Initially, Class Y shares will be offered only to certain former shareholders of Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the Advisor. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

About Class Y Shares

Redemption Fee (Columbia International Stock Fund only)

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds, including the Columbia International Stock Fund, assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem those shares that you have held the longest to be sold first, followed by increasingly recently purchased shares. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

•	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

•	shares sold by or distributions from participant-directed

•

retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

•

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

•

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

•

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

•	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

•	shares that were bought with reinvested distributions,

•	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans,

•

the following retirement plan distributions: lump sum or other distributions from a qualified corporate or self- employed retirement plan following the retirement (or following attainment of age 591/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59%, the following retirement plan transactions: payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor and certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares—Transaction Rules and Policies.

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally

About Class Y Shares

limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

About Class Y Shares

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of a Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Funds.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of a Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of a Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a Fund or a particular share class over others. See Management of the Funds – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares of a Fund is that Fund’s next determined net asset value (or NAV) per share for a given share class. Each Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM
NAV Calculation

Each of the Funds’ share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of a Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Funds. The Funds use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, a Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, a Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which the Funds’ share prices are calculated, and may be closed altogether on some days when the Funds are open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Funds use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of shares of the Funds. However, when a Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause a Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare such Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Funds have retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold.

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Funds may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of a Fund’s investments may change between the time you submit your order and the time such Fund next calculates its net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Funds’ net asset values are not calculated and the Funds do not accept buy or sell orders. However, the value of the Funds’ assets may still be affected on such days to the extent that the Funds hold foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you may place orders to buy, sell or exchange by telephone. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Funds and their agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, a Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if a Fund is unable to verify your identity after your account is open, such Fund reserves the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent a Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact a Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from a Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Funds are intended for investors with long-term investment purposes and are not intended as vehicles for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Funds discourage and do not accommodate excessive trading.

The Funds reserve the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, a Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if such Fund or its agents determine that accepting the order could interfere with efficient management of such Fund’s portfolio or is otherwise contrary to such Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into a Fund followed by a sale or

Buying, Selling and Exchanging Shares

exchange out of the same Fund. A “material” round trip is one that is deemed by a Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, a Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Funds using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Funds retain the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Funds take various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Funds receive buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Funds’

ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Funds’ efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, each Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Funds’ long-term shareholders and may create the following adverse effects:

¡	negative impact on the Funds’ performance;

¡	potential dilution of the value of the Funds’ shares;

¡	interference with the efficient management of the Funds’ portfolios, such as the need to maintain undesirably large cash positions, the need to use their lines of credit or the need to buy or sell securities they otherwise would not have bought or sold;

¡	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

¡	increased taxable gains to the Funds’ remaining shareholders resulting from the need to sell securities to meet sell orders; and

¡	increased brokerage and administrative costs.

To the extent that a Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, they may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. Each Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Buying, Selling and Exchanging Shares

Similarly, to the extent that a Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of the Funds’ shares held by other shareholders.

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Y shares in a lump sum by check, by dividend diversification, by wire or by electronic funds transfer. Class Y shares are available only to the categories of eligible investors described below.

Eligible Investors and Minimum Initial Investments

Class Y shares are available only to the following categories of investors:

¡	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund.

¡	Group retirement plans (including 401k plans, 457 plans, employer-sponsored 403b plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

Initially, Class Y Shares will be offered only to certain former shareholders of Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the Advisor.

Minimum Additional Investments

There is no minimum additional investment for class Y shares.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of any Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Y shares of any Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Y shares of any Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

¡	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated net asset value per share.

¡	You generally buy Class Y shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

Buying, Selling and Exchanging Shares

¡

Each Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Funds will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

¡	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

¡	Shares bought are recorded on the books of each Fund. The Funds don’t issue certificates.

Selling Shares

When you sell your shares, the Funds are effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Y shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class Y shares of the Funds and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Y shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

Each Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event a Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

¡	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share.

¡

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

¡

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

¡

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

¡	No interest will be paid on uncashed redemption checks.

¡

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

¡	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Y shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares - Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

¡	Exchanges are made at net asset value.

Buying, Selling and Exchanging Shares

¡	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

¡	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

¡	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

¡	You generally may make an exchange only into a Columbia Fund that is accepting investments.

¡	A Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

¡	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

¡	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

¡

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

Each Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. Each Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, each Fund will declare and pay distributions of net investment income according to the following schedule:

Name of Fund	Declarations and Distribution Schedule for net investment income
Columbia Large Cap Growth Fund	Declarations: annually Distributions: annually
Columbia Mid Cap Growth Fund	Declarations: annually Distributions: annually
Columbia Small Cap Growth Fund I	Declarations: annually Distributions: annually
Columbia Small Cap Value Fund I	Declarations: annually Distributions: annually
Columbia Strategic Investor Fund	Declarations: annually Distributions: annually
Columbia International Stock Fund	Declarations: annually Distributions: annually
Columbia Conservative High Yield Fund	Declarations: daily Distributions: monthly
Columbia Core Bond Fund	Declarations: daily Distributions: monthly
Columbia Bond Fund	Declarations: daily Distributions: monthly

The Funds may, however, declare (if a Fund declares distributions annually) and pay distributions of net investment income more frequently.

Different share classes of the Funds usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Columbia Conservative High Yield Fund, Columbia Core Bond Fund and Columbia Bond Fund generally pay cash distributions within five business days after the end of the month in which the distribution was declared. Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Small Cap Growth Fund I, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund and Columbia International Stock Fund generally pay cash distributions within five business days after the

Distributions and Taxes

distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

A Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Funds.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying shares of a Fund that declares distributions annually shortly before such Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Funds’ distribution schedules above before you invest.

If you buy shares of a Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when such Fund sells those securities and distributes any net realized gain. Any such distributions are generally subject to tax. A Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of a Fund when it has capital loss carryforwards, such Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Taxes and Your Investment

Each Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Columbia

Conservative High Yield Fund, Columbia Core Bond Fund, and Columbia Bond Fund expect that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

¡

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

¡	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

¡

Distributions of a Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of a Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

¡

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Fund’s dividends received from certain U.S. and foreign corporations, as long as the Funds meet certain holding period and other requirements for the stock producing such dividends. The Columbia Conservative High Yield Fund, Columbia Core Bond Fund, and Columbia Bond Fund do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

¡	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

¡	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions

Distributions and Taxes

where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

¡

Each Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

¡	If at the end of the taxable year more than 50% of the value of the Columbia International Stock Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in a Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Financial Highlights

Because Class Y shares of the Funds have no operating history, no financial highlights are provided.

 Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Y shares of each Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expense table for each Fund, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Large Cap Growth Fund - Class Y Shares
Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(a)
1	5.00%	0.68%	4.32%	$10,432.00	$69.47
2	10.25%	0.68%	8.83%	$10,882.66	$72.47
3	15.76%	0.68%	13.53%	$11,352.79	$75.60
4	21.55%	0.68%	18.43%	$11,843.23	$78.87
5	27.63%	0.68%	23.55%	$12,354.86	$82.27
6	34.01%	0.68%	28.89%	$12,888.59	$85.83
7	40.71%	0.68%	34.45%	$13,445.38	$89.54
8	47.75%	0.68%	40.26%	$14,026.22	$93.40
9	55.13%	0.68%	46.32%	$14,632.15	$97.44
10	62.89%	0.68%	52.64%	$15,264.26	$101.65
Total Gain After Fees & Expenses				$5,264.26
Total Annual Fees & Expenses					$846.54

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

 Hypothetical Fees and Expenses

Columbia Mid Cap Growth Fund - Class Y Shares
Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(a)
1	5.00%	0.87%	4.13%	$10,413.00	$88.80
2	10.25%	0.87%	8.43%	$10,843.06	$92.46
3	15.76%	0.87%	12.91%	$11,290.88	$96.28
4	21.55%	0.87%	17.57%	$11,757.19	$100.26
5	27.63%	0.87%	22.43%	$12,242.76	$104.40
6	34.01%	0.87%	27.48%	$12,748.39	$108.71
7	40.71%	0.87%	32.75%	$13,274.89	$113.20
8	47.75%	0.87%	38.23%	$13,823.15	$117.88
9	55.13%	0.87%	43.94%	$14,394.04	$122.74
10	62.89%	0.87%	49.89%	$14,988.52	$127.81
Total Gain After Fees & Expenses				$4,988.52
Total Annual Fees & Expenses					$1,072.54

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Small Cap Growth Fund I - Class Y Shares
Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(a)
1	5.00%	1.00%	4.00%	$10,400.00	$102.00
2	10.25%	1.00%	8.16%	$10,816.00	$106.08
3	15.76%	1.00%	12.49%	$11,248.64	$110.32
4	21.55%	1.00%	16.99%	$11,698.59	$114.74
5	27.63%	1.00%	21.67%	$12,166.53	$119.33
6	34.01%	1.00%	26.53%	$12,653.19	$124.10
7	40.71%	1.00%	31.59%	$13,159.32	$129.06
8	47.75%	1.00%	36.86%	$13,685.69	$134.23
9	55.13%	1.00%	42.33%	$14,233.12	$139.59
10	62.89%	1.00%	48.02%	$14,802.44	$145.18
Total Gain After Fees & Expenses				$4,802.44
Total Annual Fees & Expenses					$1,224.63

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

 Hypothetical Fees and Expenses

Columbia Small Cap Value Fund I - Class Y Shares
Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(a)
1	5.00%	0.91%	4.09%	$10,409.00	$92.86
2	10.25%	0.91%	8.35%	$10,834.73	$96.66
3	15.76%	0.91%	12.78%	$11,277.87	$100.61
4	21.55%	0.91%	17.39%	$11,739.13	$104.73
5	27.63%	0.91%	22.19%	$12,219.26	$109.01
6	34.01%	0.91%	27.19%	$12,719.03	$113.47
7	40.71%	0.91%	32.39%	$13,239.24	$118.11
8	47.75%	0.91%	37.81%	$13,780.72	$122.94
9	55.13%	0.91%	43.44%	$14,344.35	$127.97
10	62.89%	0.91%	49.31%	$14,931.03	$133.20
Total Gain After Fees & Expenses				$4,931.03
Total Annual Fees & Expenses					$1,119.56

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Strategic Investor Fund - Class Y Shares
Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(a)
1	5.00%	0.89%	4.11%	$10,411.00	$90.83
2	10.25%	0.89%	8.39%	$10,838.89	$94.56
3	15.76%	0.89%	12.84%	$11,284.37	$98.45
4	21.55%	0.89%	17.48%	$11,748.16	$102.49
5	27.63%	0.89%	22.31%	$12,231.01	$106.71
6	34.01%	0.89%	27.34%	$12,733.70	$111.09
7	40.71%	0.89%	32.57%	$13,257.06	$115.66
8	47.75%	0.89%	38.02%	$13,801.92	$120.41
9	55.13%	0.89%	43.69%	$14,369.18	$125.36
10	62.89%	0.89%	49.60%	$14,959.75	$130.51
Total Gain After Fees & Expenses				$4,959.75
Total Annual Fees & Expenses					$1,096.07

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

 Hypothetical Fees and Expenses

Columbia International Stock Fund - Class Y Shares
Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(a)
1	5.00%	1.06%	3.94%	$10,394.00	$108.09
2	10.25%	1.06%	8.04%	$10,803.52	$112.35
3	15.76%	1.06%	12.29%	$11,229.18	$116.77
4	21.55%	1.06%	16.72%	$11,671.61	$121.37
5	27.63%	1.06%	21.31%	$12,131.47	$126.16
6	34.01%	1.06%	26.09%	$12,609.45	$131.13
7	40.71%	1.06%	31.06%	$13,106.27	$136.29
8	47.75%	1.06%	36.23%	$13,622.65	$141.66
9	55.13%	1.06%	41.59%	$14,159.39	$147.24
10	62.89%	1.06%	47.17%	$14,717.27	$153.05
Total Gain After Fees and Expenses				$4,717.27
Total Annual Fees and Expenses					$1,294.11

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Conservative High Yield Fund - Class Y Shares
Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(a)
1	5.00%	0.71%	4.29%	$10,429.00	$72.52
2	10.25%	0.71%	8.76%	$10,876.40	$75.63
3	15.76%	0.71%	13.43%	$11,343.00	$78.88
4	21.55%	0.71%	18.30%	$11,829.62	$82.26
5	27.63%	0.71%	23.37%	$12,337.11	$85.79
6	34.01%	0.71%	28.66%	$12,866.37	$89.47
7	40.71%	0.71%	34.18%	$13,418.34	$93.31
8	47.75%	0.71%	39.94%	$13,993.98	$97.31
9	55.13%	0.71%	45.94%	$14,594.32	$101.49
10	62.89%	0.71%	52.20%	$15,220.42	$105.84
Total Gain After Fees & Expenses				$5,220.42
Total Annual Fees & Expenses					$882.50

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

 Hypothetical Fees and Expenses

Columbia Core Bond Fund - Class Y Shares
Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.45%	4.55%	$10,455.00	$46.02
2	10.25%	0.55%	9.20%	$10,920.25	$57.53
3	15.76%	0.55%	14.06%	$11,406.20	$58.87
4	21.55%	0.55%	19.14%	$11,913.77	$60.26
5	27.63%	0.55%	24.44%	$12,443.94	$61.72
6	34.01%	0.55%	29.98%	$12,997.69	$63.24
7	40.71%	0.55%	35.76%	$13,576.09	$64.83
8	47.75%	0.55%	41.80%	$14,180.23	$66.50
9	55.13%	0.55%	48.11%	$14,811.25	$68.23
10	62.89%	0.55%	54.70%	$15,470.35	$70.04
Total Gain After Fees & Expenses				$5,470.35
Total Annual Fees & Expenses					$617.24

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Bond Fund - Class Y Shares
Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(a)
1	5.00%	0.83%	4.17%	$10,417.00	$84.73
2	10.25%	0.83%	8.51%	$10,851.39	$88.26
3	15.76%	0.83%	13.04%	$11,303.89	$91.94
4	21.55%	0.83%	17.75%	$11,775.26	$95.78
5	27.63%	0.83%	22.66%	$12,266.29	$99.77
6	34.01%	0.83%	27.78%	$12,777.79	$103.93
7	40.71%	0.83%	33.11%	$13,310.62	$108.27
8	47.75%	0.83%	38.66%	$13,865.67	$112.78
9	55.13%	0.83%	44.44%	$14,443.87	$117.48
10	62.89%	0.83%	50.46%	$15,046.18	$122.38
Total Gain After Fees & Expenses				$5,046.18
Total Annual Fees & Expenses					$1,025.32

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Management

Columbia Large Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Value Fund I

Columbia Strategic Investor Fund

Columbia International Stock Fund

Columbia Conservative High Yield Fund

Columbia Core Bond Fund

Columbia Bond Fund

Class Y Shares

Prospectus, [July [—], 2009]

For More Information

You’ll find more information about the Funds and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Funds’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder

© 2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Funds and their policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Funds (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http:// www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Funds are series, is 811-04367.